Investments and Derivative Instruments (Maximum Exposure to VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entities Primary Beneficiary
Total Assets	$ 258		$ 498
Total Liabilities	89	[1]	471	[1]
Maximum Exposure to Loss	174	[2]	36	[2]
Collateralized Debt Obligations [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	89	[3]	491	[3]
Total Liabilities	88	[1],[3]	471	[1],[3]
Maximum Exposure to Loss	7	[2],[3]	29	[2],[3]
Investment Fund [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	163	[4]	0	[4]
Total Liabilities	0	[1],[4]	0	[1],[4]
Maximum Exposure to Loss	162	[2],[4]	0	[2],[4]
Limited partnerships [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Liabilities	1	[1]	0	[1]
Maximum Exposure to Loss	5	[2]	7	[2]
Variable Interest Entity Assets Included in Limited Partnerships and Other Alternative Investments	$ 6		$ 7

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.
[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.
[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balance Sheets.